Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (1,340,761)	$ (8,772,832)
Less: net loss from discontinued operations		(8,484,517)
Net loss from continuing operations	(1,340,761)	(288,315)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Reversal of provision for doubtful accounts	(1,423)
Depreciation of property and equipment	68,941
Amortization of intangible assets	6,625	219
Net loss from disposal of property and equipment	1,025
Amortization of right of use assets	152,788
Change in fair value of warrants	(15,330)
Share based compensation expenses		123,000
Changes in assets and liabilities:
Trade receivables	7,766	(4,738)
Inventories	(33,261)	(38,203)
Prepayments	45,953
Other current assets	99,815	(65,759)
Other noncurrent assets	57,784	(29,141)
Trade payable	(50,325)	3,052
Unearned income	(44,613)
Other current liabilities	46,487	148,720
Lease liabilities	(153,036)
Net cash used in operating activities from continuing operations	(1,151,565)	(151,165)
Net cash provided by operating activities from discontinued operations		350,515
Net cash (used in) provided by operating activities	(1,151,565)	199,350
Cash Flows from Investing Activities:
Investment in asset acquisition		(240,542)
Purchases of property and equipment	(220,849)	(9,455)
Payment of deposits in property and equipment	(247,897)
Proceeds from disposal of property and equipment	740
Purchases of intangible assets		(26,241)
Collection of short-term investments	1,244,736
Investment in an equity investee	(105,000)
Acquisition of a subsidiary, net of cash acquired	(2,369,768)
Cash in connection with discontinued operations		276,689
Net cash (used in) provided by investing activities from continuing operations	(1,698,038)	451
Net cash used in investing activities from discontinued operations		(501,118)
Net cash used in by investing activities	(1,698,038)	(500,667)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares		1,375,000
Net cash provided by financing activities from continuing operations		1,375,000
Net cash used in financing activities from discontinued operations		(123,916)
Net cash provided by financing activities		1,251,084
Effect of exchange rate changes on cash and cash equivalents	(17,962)	11,226
(Decrease) Increase in cash and cash equivalents	(2,867,565)	960,993
Cash and cash equivalents at beginning of period	4,668,745
Cash and cash equivalents at end of period	1,801,180	960,993
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services		123,000
Issuance of ordinary shares for acquisition of a subsidiary	3,400,000
Right-of-use assets obtained in exchange for operating lease obligations	1,360,822
Loan due from a third party transferred from short-term investments	$ 2,304,541